Preferred and Common Stock - Additional Information (Details) $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
	Feb. 22, 2019 $ / shares shares	Feb. 22, 2019 shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Shares Issued			14,630,813	14,630,813
Preferred Stock, Shares Outstanding			14,630,813	14,630,813
Preferred stock dividends for the period | $			$ 5,982	$ 5,982	$ 5,982
Common Stock, Shares, Outstanding			99,638,043	99,502,243
Common stock vote per share | Vote			1
Share-based compensation arrangement by share-based payment award, options, exercises in period			135,800
Share-based compensation arrangements by share-based payment award, options, exercises in period, weighted average exercise price | $ / shares			$ 4.98
Series B Convertible Preferred Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Each preferred share is convertible into common share	1	1
Preferred shares, dividend payment terms	Until the Preferred Shares are converted into common shares (or until the Preferred Shares are listed on a nationally recognized securities exchange), they will earn a preferred dividend equal to $0.41 per share per annum, payable quarterly in arrears.
Preferred dividend per share, per annum | $ / shares	$ 0.41
Preferred Stock, Shares Outstanding			14,630,813
Preferred stock dividends for the period | $			$ 5,982
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period			135,800	0	207,500
Common Stock | Range Of Exercise Prices Dollars 4.98
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period			135,800		207,500
Share-based compensation arrangements by share-based payment award, options, exercises in period, weighted average exercise price | $ / shares			$ 4.98		$ 4.98
Rights Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding rights held by shareholders valid	42,400,000
Issuance of new shares (note 18) (in shares)		14,630,813
Rights Agreement | Series B Convertible Preferred Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of new shares (note 18) (in shares)	14,630,813
Rights Agreement | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of new shares (note 18) (in shares)	27,777,341